Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (212,563)		$ (153,267)	$ (78,208)
Total equipment, net	772,447		436,729	501,436
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	463,151		96,817	96,817
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	132,513		132,513	132,513
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	303,943		283,065	275,423
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 85,403		77,601	74,891
Wisconsin Fertility Institute [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (30,577)	(21,865)	(7,912)
Total equipment, net		67,407	76,119	66,261
Wisconsin Fertility Institute [Member] | Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements		34,595	34,595	10,784
Wisconsin Fertility Institute [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements		$ 63,389	$ 63,389	$ 63,389